[LOGO OF NEW ENGLAND FINANCIAL]

    -------------------------------------------------------------------------

    ZENITH FUND
    VARIABLE PRODUCTS




                                                        ANNUAL REPORTS
                                                        DECEMBER 31, 2000

                               TABLE OF CONTENTS

                            NEW ENGLAND ZENITH FUND
                            -----------------------

Back Bay Advisors Money Market Series....................................... 1

Back Bay Advisors Bond Income Series........................................ 6

Salomon Brothers Strategic Bond Opportunities Series........................ 15

Salomon Brothers U.S. Government Series..................................... 27

Back Bay Advisors Managed Series............................................ 33

Balanced Series............................................................. 45

Alger Equity Growth Series.................................................. 57

Capital Growth Series....................................................... 63

Davis Venture Value Series.................................................. 68

Harris Oakmark Mid Cap Value Series......................................... 75

Loomis Sayles Small Cap Series.............................................. 80

MFS Investors Series........................................................ 88

MFS Research Managers Series................................................ 95

Westpeak Growth and Income Series........................................... 102

Westpeak Stock Index Series................................................. 109

Notes to Financial Statements............................................... 120

Footnotes to Portfolio Manager Commentary................................... 129

New England Variable Life Separate Account.................................. 131


                         METROPOLITAN SERIES FUND, INC.
                         ------------------------------

Putnam International Stock Portfolio

Janus Mid Cap Portfolio

Russell 2000(R) Index Portfolio

Putnam Large Cap Growth Portfolio

Notes to Financial Statements


          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS -- INITIAL CLASS
          -----------------------------------------------------------

Fidelity VIP High Income Portfolio

Fidelity VIP II Asset Manager Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Overseas Portfolio

                                   IMPORTANT:

  Some funds appearing in this report may not be available under your variable life or variable annuity product.

FEBRUARY, 2001

TO OUR POLICYHOLDERS/CONTRACT OWNERS:

We are pleased to provide you with the 2000 Annual Report for the Zenith variable life insurance and variable annuity products.* This report includes performance histories, present investments, and financial reports as of December 31, 2000, as well as the outlook and strategy of each fund. The report covers the New England Zenith Fund, the Metropolitan Series Fund, Inc., and initial class shares of the Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II. It is intended to help you make an informed decision regarding the investment of the contract value of your variable product.

New England Financial and its affiliates offer many variable life and variable annuity products to help you meet your financial objectives. We are committed to meeting your expectations by providing quality products with strong performance potential and excellent personal service.

Also included within your 2000 Annual Report is a notice regarding New England Financial's privacy guidelines. This notice, located on the reverse side of this letter, is intended to inform you and all of our clients how personal information that we maintain is treated. This notification is required by all financial institutions subject to the Financial Services Modernization Act recently passed by Congress.

Please feel free to contact your Registered Representative with any questions you may have regarding your financial objectives. Thank you for choosing a Zenith Variable product.

Sincerely,
/s/ Mary Ann Brown

Mary Ann Brown
President, New England Financial Products & Services

* Variable products are offered through New England Securities Corporation.

New England Financial is the service mark for New England Life Insurance Company, Boston, MA and related companies.



VLVIP

The National Association of Securities Dealers Regulation, Inc. (NASDR) has a "Public Disclosure Program" which provides current and historical information on registered representatives and Financial Institutions registered with the NASD. If you would like information pertaining to the "Public Disclosure Program", including an informational brochure that describes the program, you may contact the NASD directly by calling the NASDR, Inc. Public Disclosure Hotline at 800-289-9999 or by visiting the NASDR, Inc.'s website at www.nasdr.com.

If you would like to contact New England Financial concerning any aspect of your variable annuity contract, please call our customer service team at 800-435-4117. Please call 800-388-4000 if you have any questions on our variable life products.

         THIS NOTICE IS FOR YOUR INFORMATION. NO RESPONSE IS REQUIRED.


Privacy Notice to Our Customers     New England Financial(TM), A MetLife(R)
                                    Affiliate

Metropolitan Life Insurance Company ("MetLife") and New England Life Insurance Company ("New England Financial") strongly believe in protecting the confidentiality and security of information we collect about you. This notice refers separately to MetLife and New England Financial by using the terms "us," "we," or "our." This notice describes our privacy policy and describes how we treat the information we receive ("Information") about you.

Why We Collect and How We Use Information: We collect and use Information for business purposes with respect to our insurance and other business relationships involving you. These business purposes include evaluating a request for our insurance or other products or services, evaluating benefit claims, administering our products or services, and processing transactions requested by you. We may also use Information to offer you other products or services we provide.

How We Collect Information: We get most Information directly from you. The Information that you give us when applying for our products or services generally provides the Information we need. If we need to verify Information or need additional Information, we may obtain Information from third parties such as adult family members, employers, other insurers, consumer reporting agencies, physicians, hospitals and other medical personnel. Information collected may relate to your finances, employment, health, avocations or other personal characteristics as well as transactions with us or with others, including our Affiliates.

How We Protect Information: We treat Information in a confidential manner. Our employees are required to protect the confidentiality of Information. Employees may access Information only when there is an appropriate reason to do so, such as to administer or offer our products or services. We also maintain physical, electronic and procedural safeguards to protect Information; these safeguards comply with all applicable laws. Employees are required to comply with our established policies.

Information Disclosure: We may disclose any Information when we believe it necessary for the conduct of our business, or where disclosure is required by law. For example, Information may be disclosed to others, including our independent agents and brokers to enable them to provide business services or functions for us, such as helping us to evaluate requests for insurance or benefits, to perform general administrative activities such as maintaining existing accounts, or to otherwise assist us in servicing or processing an insurance product or service requested or authorized by you. Information may also be disclosed for audit or research purposes; or to law enforcement and regulatory agencies. For example, to help us prevent fraud, Information may be disclosed to Affiliates as well as to others that are outside of the MetLife family of companies, such as companies that process data for us, companies that provide general administrative services for us, other insurers, and consumer reporting agencies. Our Affiliates include financial services companies such as life and property and casualty insurers, securities firms, broker dealers and financial advisors and may also include companies that are not financial services companies. We may make other disclosures of Information as permitted by law.

Information may also be shared with our Affiliates so that they may offer you products or services from the MetLife family of companies. We may also provide
Information: (i) to others outside of the MetLife family of companies, such as marketing companies, or independent agents and brokers to assist us in offering our products and services to you, and (ii) to financial services companies outside of the MetLife family of companies with which we have a joint marketing agreement. For example, an agreement with another insurer to enable us to offer you certain of that insurer's products. We do not make any other disclosures of Information to other companies who may want to sell their products or services to you. For example, we will not sell your name to a catalogue company. We may disclose any Information, other than a consumer report or health information, for the purposes described in this paragraph.

Access to and Correction of Information: Generally, upon your written request, we will make available Information for review. Information collected in connection with, or in anticipation of, any claim or legal proceeding will not be made available. If you notify us that the Information is incorrect, we will review it. If we agree, we will correct our records. If we do not agree, you may submit a short statement of dispute, which we will include in any future disclosure of Information.

Further Information: In addition to any other privacy notice we may provide, a recently enacted federal law established new privacy standards and requires us to provide this summary of our privacy policy once each year. You may have additional rights under other applicable laws. For additional information regarding our privacy policy, please contact us at our website at www.nefn.com
                                                                  ------------
or write to us at New England Financial, PO Box 833, Boston, MA 02117-9805.

Metropolitan Life Insurance Company, NY, NY
New England Life Insurance Company, Boston, MA

Annual Reports dated December 31, 2000 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference are all series of New England Zenith Fund, Inc. filed on Form N-30D on March 9, 2001, Accession number 0000927016-01-001229.

Incorporated by reference are the Putnam International Stock Portfolio, Janus Mid Cap Portfolio, Russell 2000 Index Portfolio and the Putnam Large Cap Growth Portfolio of Metropolitan Series Fund, Inc. as included in the Fund N-30D filing filed on March 9, 2001, Accession number 0000950130-01-001212.

Incorporated by reference are the High Income Portfolio, Equity-Income Portfolio and the Overseas Portfolio of the Fidelity Variable Insurance Products Fund as included in the Fund N-30D filing filed on February 26, 2001, Accession Nos. 0000927384-01-50004 and 0000356494-01-500012.

Incorporated by reference is the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II as included in the Fund N-30D filing filed on February 26, 2001, Accession No. 0000356494-01-500011.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF NEW ENGLAND LIFE INSURANCE
COMPANY

INDEPENDENT AUDITORS REPORT

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Mid Cap Value Sub-Account, Growth and Income Sub-Account, Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Magnum Equity Sub-Account, Venture Value Sub-Account, Bond Opportunities Sub-Account, Investors Sub-Account, Research Managers Sub-Account, Mid Cap Sub-Account, Large Cap Growth Sub-Account, Russell 2000 Index Sub-Account, International Stock Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account) of New England Life Insurance Company (the "Company") as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned Sub-Accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 2000, and the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 16, 2001

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2000

                                               -----------------------------------------------------------------------------
                                                                   BOND                    STOCK
                                                CAPITAL GROWTH    INCOME       MONEY       INDEX       MANAGED     MID CAP
                                                    SUB-          SUB-     MARKET SUB-     SUB-        SUB-        VALUE
                                                   ACCOUNT        ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT   SUB-ACCOUNT
                                               --------------- ----------- ----------- ------------ ----------- ------------
ASSETS
Investments in New England Zenith Fund,
 Metropolitan Series Fund, Variable
 Insurance Products Fund, and Variable
 Insurance Products Fund II at value
 (Note 2)...................................   $1,104,994,684  $82,042,134 $78,172,290 $198,748,422 $67,409,578 $47,525,461

                    SHARES        COST
                  ---------- --------------
Capital Growth
 Series.........   2,682,612 $1,023,706,284
Back Bay
 Advisors Bond
 Income Series..     748,150     80,453,939
Back Bay
 Advisors Money
 Market Series..     781,723     78,172,290
Westpeak Stock
 Index Series...     947,278    153,914,977
Back Bay
 Advisors
 Managed Series.     362,573     61,788,403
Harris Oakmark
 Mid Cap Value
 Series.........     324,207     44,151,334
Westpeak Growth
 and Income
 Series.........     525,949     95,448,037
Loomis Sayles
 Small Cap
 Series.........     706,714    118,617,689
Salomon Brothers
 U.S. Government
 Series.........      67,041        780,776
Balanced Series.   1,243,251     18,709,840
Alger Equity
 Growth Series..  12,105,440    303,918,419
Davis Venture
 Value Series...   8,686,269    197,334,456
Salomon Brothers
 Bond
 Opportunities
 Series.........      95,259      1,177,952
MFS Investors
 Series.........     332,759      3,407,517
MFS Research
 Managers
 Series.........   1,124,079     14,096,128
Janus Mid Cap
 Portfolio......   1,135,197     38,205,762
Putnam Large Cap
 Growth
 Portfolio......     694,285      6,295,956
Russell 2000(R)
 Index
 Portfolio......     209,070      2,811,039
Putnam
 International
 Stock
 Portfolio......   1,552,550     18,650,710
VIP Equity-
 Income
 Portfolio......   6,886,911    132,223,694
VIP Overseas
 Portfolio......  10,060,884    197,987,280
VIP High Income
 Portfolio......   1,608,282     18,986,399
VIP II Asset
 Manager
 Portfolio......     935,789     15,154,454
                             --------------
Total...........             $2,625,993,335
                             ==============
Amount due and accrued (payable) from
 policy-related transactions, net...........         (536,538)      51,314  11,778,221      148,893       9,258      16,259
Dividends receivable........................               --           --     288,719           --          --          --
                                               --------------- ----------- ----------- ------------ ----------- -----------
  Total Assets..............................    1,104,458,146   82,093,448  90,239,230  198,897,315  67,418,836  47,541,720
LIABILITIES
Due to New England Life Insurance
 Company....................................       81,173,834    7,856,735  16,578,017   21,890,781   6,271,184   4,860,405
                                               --------------- ----------- ----------- ------------ ----------- -----------
  Total Liabilities.........................       81,173,834    7,856,735  16,578,017   21,890,781   6,271,184   4,860,405
                                               --------------- ----------- ----------- ------------ ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES...................................    $1,023,284,312  $74,236,713 $73,661,213 $177,006,534 $61,147,652 $42,681,315
                                                =============== =========== =========== ============ =========== ===========
                                                                      NEW ENGLAND ZENITH FUND
                                              -----------------------------------------------
                                                              SMALL        U.S.
                                               GROWTH AND      CAP      GOVERNMENT  BALANCED
                                              INCOME SUB-     SUB-        SUB-       SUB-
                                                 ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT
                                              ----------- ------------ ---------- -----------
ASSETS
Investments in New England Zenith Fund,
 Metropolitan Series Fund, Variable
 Insurance Products Fund, and Variable
 Insurance Products Fund II at value
 (Note 2)...................................  $96,458,977 $148,720,850  $800,474  $16,883,347

                    SHARES        COST
                  ---------- --------------
Capital Growth
 Series.........   2,682,612 $1,023,706,284
Back Bay
 Advisors Bond
 Income Series..     748,150     80,453,939
Back Bay
 Advisors Money
 Market Series..     781,723     78,172,290
Westpeak Stock
 Index Series...     947,278    153,914,977
Back Bay
 Advisors
 Managed Series.     362,573     61,788,403
Harris Oakmark
 Mid Cap Value
 Series.........     324,207     44,151,334
Westpeak Growth
 and Income
 Series.........     525,949     95,448,037
Loomis Sayles
 Small Cap
 Series.........     706,714    118,617,689
Salomon Brothers
 U.S. Government
 Series.........      67,041        780,776
Balanced Series.   1,243,251     18,709,840
Alger Equity
 Growth Series..  12,105,440    303,918,419
Davis Venture
 Value Series...   8,686,269    197,334,456
Salomon Brothers
 Bond
 Opportunities
 Series.........      95,259      1,177,952
MFS Investors
 Series.........     332,759      3,407,517
MFS Research
 Managers
 Series.........   1,124,079     14,096,128
Janus Mid Cap
 Portfolio......   1,135,197     38,205,762
Putnam Large Cap
 Growth
 Portfolio......     694,285      6,295,956
Russell 2000(R)
 Index
 Portfolio......     209,070      2,811,039
Putnam
 International
 Stock
 Portfolio......   1,552,550     18,650,710
VIP Equity-
 Income
 Portfolio......   6,886,911    132,223,694
VIP Overseas
 Portfolio......  10,060,884    197,987,280
VIP High Income
 Portfolio......   1,608,282     18,986,399
VIP II Asset
 Manager
 Portfolio......     935,789     15,154,454
                             --------------
Total...........             $2,625,993,335
                             ==============
Amount due and accrued (payable) from
 policy-related transactions, net...........       25,176      326,596        --       12,584
Dividends receivable........................           --           --        --           --
                                              ----------- ------------ ---------  -----------
  Total Assets..............................    6,484,153  149,047,446   800,474   16,895,931
LIABILITIES
Due to New England Life Insurance
 Company....................................    1,353,768   16,421,216    46,547    1,876,485
                                              ----------- ------------ ---------  -----------
  Total Liabilities.........................    1,353,768   16,421,216    46,547    1,876,485
                                              ----------- ------------ ---------  -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES...................................  $95,130,385 $132,626,230  $753,927  $15,019,446
                                              =========== ============ =========  ===========

                       See Notes to Financial Statements

                                                                           METROPOLITAN SERIES FUND
--------------------------------------------------------------- ------------------------------------------------
   EQUITY       VENTURE        BOND                                          LARGE CAP   RUSSELL   INTERNATIONAL
   GROWTH        VALUE     OPPORTUNITIES INVESTORS   RESEARCH                  GROWTH   2000 INDEX     STOCK
    SUB-          SUB-         SUB-         SUB-     MANAGERS     MID CAP       SUB-       SUB-        SUB-
  ACCOUNT       ACCOUNT       ACCOUNT     ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   ACCOUNT    ACCOUNT      ACCOUNT
------------  ------------ ------------- ---------- ----------- -----------  ---------- ---------- -------------
$303,362,343  $253,639,040  $1,089,765   $3,407,454 $12,971,876 $26,552,256  $5,068,279 $2,168,053  $19,236,098
























     341,940       180,497          --          375      90,550  (1,578,753)    158,608      2,148     (293,800)
          --            --          --           --          --          --          --         --           --
------------  ------------  ----------   ---------- ----------- -----------  ---------- ----------  -----------
 303,704,283   253,819,537   1,089,765    3,407,829  13,062,426  24,973,503   5,226,887  2,170,201   18,942,298
  30,821,344    37,636,390      54,576      398,126   1,455,860   1,119,484     731,059      6,989     (445,217)
------------  ------------  ----------   ---------- ----------- -----------  ---------- ----------  -----------
  30,821,344    37,636,390      54,576      398,126   1,455,860   1,119,484     731,059      6,989     (445,217)
------------  ------------  ----------   ---------- ----------- -----------  ---------- ----------  -----------
$272,882,939  $216,183,147  $1,035,189   $3,009,703 $11,606,566 $23,854,019  $4,495,828 $2,163,212  $19,387,515
============  ============  ==========   ========== =========== ===========  ========== ==========  ===========
                                       VARIABLE
                                       INSURANCE
                                       PRODUCTS
  VARIABLE INSURANCE PRODUCTS FUND      FUND II
------------------------------------------------- --------------
  EQUITY-
   INCOME      OVERSEAS                  ASSET
    SUB-         SUB-     HIGH INCOME   MANAGER
  ACCOUNT      ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT     TOTAL
------------ ------------ ----------- ----------- --------------
$174,723,160 $194,355,923 $12,978,459 $14,836,762 $2,866,145,685
























      41,201      103,836      21,762      13,379     10,913,506
          --           --          --          --        288,719
------------ ------------ ----------- ----------- --------------
 174,764,361  194,459,759  13,000,221  14,850,141  2,877,347,910
  17,733,958   11,210,805   1,367,663   1,629,874    262,049,883
------------ ------------ ----------- ----------- --------------
  17,733,958   11,210,805   1,367,663   1,629,874    262,049,883
------------ ------------ ----------- ----------- --------------
$157,030,403 $183,248,954 $11,632,558 $13,220,267 $2,615,298,027
============ ============ =========== =========== ==============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000




                                                                        NEW ENGLAND ZENITH FUND
                    --------------------------------------------------------------------------------------------------------------
                      CAPITAL        BOND       MONEY                                MID CAP                   SMALL       U.S.
                       GROWTH       INCOME      MARKET      STOCK                     VALUE     GROWTH AND      CAP     GOVERNMENT
                        SUB-         SUB-        SUB-       INDEX        MANAGED       SUB-     INCOME SUB-     SUB-       SUB-
                      ACCOUNT      ACCOUNT     ACCOUNT   SUB- ACCOUNT  SUB-ACCOUNT   ACCOUNT      ACCOUNT     ACCOUNT    ACCOUNT
                    ------------  ----------  ---------- ------------  -----------  ----------  -----------  ---------- ----------
 INCOME
 Dividends........  $  6,825,924  $      --   $4,511,876 $    149,711  $ 1,581,304  $      --   $ 2,499,909  $1,181,882  $   --
 EXPENSE
 Mortality and
 expense risk
 charge (Note 3)..     6,877,345     511,944     500,145    1,351,047      448,504     259,625      659,437     902,187    7,636
                    ------------  ----------  ---------- ------------  -----------  ----------  -----------  ----------  -------
 Net investment
 income (loss)....       (51,421)   (511,944)  4,011,731   (1,201,336)   1,132,800    (259,625)   1,840,472     279,695  (7,636)
 NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........   144,771,302  (4,499,584)        --    63,685,270    9,600,369  (4,330,144)   8,566,144  27,466,967  (56,822)
  End of period...    81,288,400   1,588,195         --    44,833,445    5,621,175   3,374,127    1,010,940  30,103,161   19,698
                    ------------  ----------  ---------- ------------  -----------  ----------  -----------  ----------  -------
 Net change in
 unrealized
 appreciation
 (depreciation)...   (63,482,902)  6,087,779         --   (18,851,825)  (3,979,194)  7,704,271   (7,555,204)  2,636,194   76,520
 Net realized
 gain (loss) on
 investments......        65,557     (36,738)        --      (203,449)     (42,829)    (23,066)     (18,902)    145,497      148
                    ------------  ----------  ---------- ------------  -----------  ----------  -----------  ----------  -------
 Net realized and
 unrealized gain
 (loss) on
 investments......   (63,417,345)  6,051,041         --   (19,055,274)  (4,022,023)  7,681,205   (7,574,106)  2,781,691   76,668
                    ------------  ----------  ---------- ------------  -----------  ----------  -----------  ----------  -------
 NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $(63,468,766) $5,539,097  $4,011,731 $(20,256,610) $(2,889,223) $7,421,580  $(5,733,634) $3,061,386  $69,032
                    ============  ==========  ========== ============  ===========  ==========  ===========  ==========  =======
                     BALANCED      EQUITY
                       SUB-     GROWTH SUB-
                     ACCOUNT      ACCOUNT
                    ----------- -------------
 INCOME
 Dividends........  $    5,904  $  3,306,492
 EXPENSE
 Mortality and
 expense risk
 charge (Note 3)..     117,597     1,981,053
                    ----------- -------------
 Net investment
 income (loss)....    (111,693)    1,325,439
 NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net unrealized
 appreciation
 (depreciation)
 on investments:
  Beginning of
  period..........  (1,387,395)   52,277,058
  End of period...  (1,826,493)     (556,076)
                    ----------- -------------
 Net change in
 unrealized
 appreciation
 (depreciation)...    (439,098)  (52,833,134)
 Net realized
 gain (loss) on
 investments......      79,174       416,391
                    ----------- -------------
 Net realized and
 unrealized gain
 (loss) on
 investments......    (359,924)  (52,416,743)
                    ----------- -------------
 NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS..  $ (471,617) $(51,091,304)
                    =========== =============

+For the period May 1, 2000 (Commencement of Operations) through December 31,
  2000.
++ On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements

                                                                              METROPOLITAN SERIES FUND
----------------------------------------------------------------  ---------------------------------------------------
                                                                                             RUSSELL
INTERNATIONAL                   BOND                                                          2000+    INTERNATIONAL+
   MAGNUM        VENTURE    OPPORTUNITIES INVESTORS   RESEARCH     MID CAP+     LARGE CAP     INDEX        STOCK
EQUITY++ SUB-  VALUE SUB-       SUB-        SUB-      MANAGERS       SUB-        GROWTH+      SUB-          SUB-
   ACCOUNT       ACCOUNT       ACCOUNT     ACCOUNT   SUB-ACCOUNT    ACCOUNT    SUB-ACCOUNT   ACCOUNT      ACCOUNT
-------------  -----------  ------------- ---------  -----------  -----------  -----------  ---------  --------------
$   374,965    $       --     $    --     $    966   $     2,453  $ 1,356,774  $       --   $ 306,539     $    679
    128,687      1,440,887      10,241      13,612        41,150       62,269       10,822      5,829       17,583
-----------    -----------    --------    --------   -----------  -----------  -----------  ---------     --------
    246,278     (1,440,887)    (10,241)    (12,646)      (38,697)   1,294,505      (10,822)   300,710      (16,904)
  3,645,897     38,403,888    (154,569)     20,670       138,291          --           --         --           --
    (48,155)    56,304,584     (88,187)        (63)   (1,124,252) (11,653,506)  (1,227,677)  (642,986)     633,543
-----------    -----------    --------    --------   -----------  -----------  -----------  ---------     --------
 (3,694,052)    17,900,696      66,382     (20,733)   (1,262,543) (11,653,506)  (1,227,677)  (642,986)     633,543
    (10,214)      (178,858)      5,936      (1,002)       60,137      764,362        4,567     22,026        6,780
-----------    -----------    --------    --------   -----------  -----------  -----------  ---------     --------
 (3,683,838)    17,721,838      72,318     (21,735)   (1,202,406) (10,889,144)  (1,223,110)  (620,960)     640,323
-----------    -----------    --------    --------   -----------  -----------  -----------  ---------     --------
$(3,437,560)   $16,280,951    $ 62,077    $(34,381)  $(1,241,103) $(9,594,639) $(1,233,932) $(320,250)    $623,419
===========    ===========    ========    ========   ===========  ===========  ===========  =========     ========
                                         VARIABLE
                                         INSURANCE
                                         PRODUCTS
  VARIABLE INSURANCE PRODUCTS FUND        FUND II
---------------------------------------------------- ---------------

  EQUITY-                                  ASSET
INCOME SUB-    OVERSEAS    HIGH INCOME    MANAGER
  ACCOUNT    SUB- ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
------------ ------------- ------------ ------------ ---------------
$13,394,545  $ 16,105,748  $ 1,006,372  $ 1,452,323  $   54,064,366
  1,054,512     1,056,320      103,143       95,403      17,656,978
------------ ------------- ------------ ------------ ---------------
 12,340,033    15,049,428      903,229    1,356,920      36,407,388
 42,410,113    51,864,228     (919,900)   1,757,628     433,259,411
 42,499,466    (3,631,357)  (6,007,940)    (317,692)    240,152,350
------------ ------------- ------------ ------------ ---------------
     89,353   (55,495,585)  (5,088,040)  (2,075,320)   (193,107,061)
   (452,602)       27,078      261,479       16,825         928,725
------------ ------------- ------------ ------------ ---------------
   (363,249)  (55,468,507)  (4,826,561)  (2,058,495)   (192,178,336)
------------ ------------- ------------ ------------ ---------------
$11,976,784  $(40,419,079) $(3,923,332) $  (701,575) $(155,770,948)
============ ============= ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999




                                                                                               NEW ENGLAND ZENITH FUND
                          --------------------------------------------------------------------------------------------------
                                                                                                      GROWTH
                            CAPITAL        BOND       MONEY       STOCK                  MID CAP        AND         SMALL
                             GROWTH       INCOME      MARKET      INDEX      MANAGED      VALUE       INCOME         CAP
                              SUB-         SUB-        SUB-       SUB-         SUB-        SUB-        SUB-         SUB-
                            ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
INCOME
 Dividends..............  $239,049,928  $5,475,221  $5,083,165 $ 4,154,533  $9,783,326  $  459,624  $12,174,462  $   260,319
EXPENSE
 Mortality and expense
 risk charge (Note 3)...     6,723,595     471,818     638,578   1,013,735     421,255     330,436      578,297      538,571
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net investment income
 (loss).................   232,326,333   5,003,403   4,444,587   3,140,798   9,362,071     129,188   11,596,165     (278,252)
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
 appreciation
 (depreciation) on
 investments:
  Beginning of period...   215,969,495   1,209,273          --  39,965,167  13,285,666  (3,807,527)  13,616,695    3,516,783
  End of period.........   144,771,302  (4,499,584)         --  63,685,270   9,600,369  (4,330,144)   8,566,144   27,466,967
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net change in
 unrealized appreciation
 (depreciation).........   (71,198,193) (5,708,857)         --  23,720,103  (3,685,297)   (522,617)  (5,050,551)  23,950,184
 Net realized gain
 (loss) on investments..      (572,298)      1,487          --     (52,322)    (65,614)     (9,202)     (33,403)       2,146
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
 Net realized and
 unrealized gain (loss)
 on investments.........   (71,770,491) (5,707,370)         --  23,667,781  (3,750,911)   (531,819)  (5,083,954)  23,952,330
                          ------------  ----------  ---------- -----------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $160,555,842  $ (703,967) $4,444,587 $26,808,579  $5,611,160  $ (402,631) $ 6,512,211  $23,674,078
                          ============  ==========  ========== ===========  ==========  ==========  ===========  ===========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

---------------------------------------------------------------------------------------------------
                                      INTERNATIONAL
   U.S.                    EQUITY        MAGNUM       VENTURE        BOND                 RESEARCH
GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-        SUB-         SUB-          SUB-         SUB-          SUB-         SUB-      SUB-
 ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT     ACCOUNT    ACCOUNT
----------  -----------  -----------  ------------- -----------  ------------- ---------- ---------
 $ 46,383   $   998,875  $26,651,028   $   60,426   $ 3,101,039    $ 90,809     $ 1,921   $     --
   10,668       126,629    1,069,420      119,372       961,922      24,177         533      1,540
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
   35,715       872,246   25,581,608      (58,946)    2,139,117      66,632       1,388     (1,540)
   15,209     1,036,991   30,707,168      194,954    20,008,648     (46,594)         --         --
  (56,822)   (1,387,395)  52,277,058    3,645,897    38,403,888    (154,569)     20,670    138,291
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (72,031)   (2,424,386)  21,569,890    3,450,943    18,395,240    (107,975)     20,670    138,291
   (1,634)      (14,874)    (116,438)      (4,634)      (47,139)      1,097       8,670    (34,566)
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
  (73,665)   (2,439,260)  21,453,452    3,446,309    18,348,101    (106,878)     29,340    103,725
 --------   -----------  -----------   ----------   -----------    --------     -------   --------
 $(37,950)  $(1,567,014) $47,035,060   $3,387,363   $20,487,218    $(40,246)    $30,728   $102,185
 ========   ===========  ===========   ==========   ===========    ========     =======   ========
                                       VARIABLE
                                      INSURANCE
        VARIABLE INSURANCE             PRODUCTS
          PRODUCTS FUND                FUND II
---------------------------------------------------------------
  EQUITY-                    HIGH       ASSET
  INCOME      OVERSEAS      INCOME     MANAGER
   SUB-         SUB-         SUB-        SUB-
  ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT       TOTAL
------------ ------------ ----------- ----------- -------------
$ 7,478,140  $ 3,746,050  $1,147,254  $  713,060  $320,475,563
  1,005,310      681,381      87,077      74,260    14,878,574
------------ ------------ ----------- ----------- -------------
  6,472,830    3,064,669   1,060,177     638,800   305,596,989
 39,593,709   14,768,529    (611,552)  1,247,559   390,670,173
 42,410,113   51,864,228    (919,900)  1,757,628   433,259,411
------------ ------------ ----------- ----------- -------------
  2,816,404   37,095,699    (308,348)    510,069    42,589,238
   (592,373)    (370,244)     48,706      (3,669)   (1,856,304)
------------ ------------ ----------- ----------- -------------
  2,224,031   36,725,455    (259,642)    506,400    40,732,934
------------ ------------ ----------- ----------- -------------
$ 8,696,861  $39,790,124  $  800,535  $1,145,200  $346,329,923
============ ============ =========== =========== =============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                      NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------------
                                                                                                     GROWTH
                            CAPITAL       BOND      MONEY       STOCK                  MID CAP         AND
                             GROWTH      INCOME     MARKET      INDEX      MANAGED      VALUE        INCOME
                              SUB-        SUB-       SUB-       SUB-        SUB-         SUB-         SUB-
                            ACCOUNT     ACCOUNT    ACCOUNT     ACCOUNT     ACCOUNT     ACCOUNT       ACCOUNT
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
INCOME
 Dividends..............  $136,031,595 $4,500,888 $2,243,738 $ 1,665,717 $ 4,920,327 $  8,522,091  $ 4,438,526
EXPENSE
 Mortality and expense
  risk charge (Note 3)..     5,675,180    329,452    281,233     574,859     295,717      213,136      321,673
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net investment income
  (loss)................   130,356,415  4,171,436  1,962,505   1,090,858   4,624,610    8,308,955    4,116,853
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net unrealized
  appreciation
  (depreciation) on
  investments:
 Beginning of period....    91,366,363    892,059         --  19,889,059   9,447,437    6,964,381    6,858,665
 End of period..........   215,969,495  1,209,273         --  39,965,167  13,285,666   (3,807,527)  13,616,695
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net change in
  unrealized
  appreciation
  (depreciation)........   124,603,132    317,214         --  20,076,109   3,838,229  (10,771,908)   6,758,031
 Net realized gain on
  investments...........     5,610,899      1,800         --     190,803     163,910      236,891       14,655
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments........   130,214,031    319,014         --  20,266,912   4,002,139  (10,535,017)   6,772,686
                          ------------ ---------- ---------- ----------- ----------- ------------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $260,570,446 $4,490,449 $1,962,505 $21,357,770 $ 8,626,750 $ (2,226,063) $10,889,538
                          ============ ========== ========== =========== =========== ============  ===========

                       See Notes to Financial Statements

                                                                                                VARIABLE INSURANCE
                                                                                                  PRODUCTS FUND
--------------------------------------------------------------------------------------- ----------------------------------
                                                INTERNATIONAL
   SMALL         U.S.                 EQUITY       MAGNUM       VENTURE       BOND        EQUITY-                 HIGH
    CAP       GOVERNMENT  BALANCED    GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS    INCOME
   SUB-          SUB-       SUB-       SUB-         SUB-         SUB-         SUB-         SUB-        SUB-       SUB-
  ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT    ACCOUNT     ACCOUNT
-----------   ---------- ---------- ----------- ------------- ----------- ------------- ----------- ---------- -----------
$ 1,148,975    $32,331   $  607,129 $ 3,598,904   $ 251,292   $ 2,912,129   $ 81,480    $ 8,088,940 $6,093,523 $ 1,064,286
    380,727     (2,318)      52,939     452,661      48,632       512,333     (9,440)       902,569    550,070      67,547
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
    768,248     34,649      554,190   3,146,243     202,660     2,399,796     90,920      7,186,371  5,543,453     996,739
  5,422,058     (1,916)     642,612   5,391,267    (155,005)   10,716,783     (2,256)    32,699,163 11,137,299     964,520
  3,516,783     15,209    1,036,991  30,707,168     194,954    20,008,648    (46,594)    39,593,709 14,768,529    (611,552)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,905,274)    17,125      394,379  25,315,901     349,959     9,291,865    (44,337)     6,894,545  3,631,231  (1,576,072)
     20,862         11        6,840      56,142       5,897        22,521        493        561,003    333,272      20,913
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
 (1,884,412)    17,136      401,219  25,372,043     355,856     9,314,386    (43,844)     7,455,548  3,964,503  (1,555,159)
-----------    -------   ---------- -----------   ---------   -----------   --------    ----------- ---------- -----------
$(1,116,164)   $51,785   $  955,409 $28,518,286   $ 558,517   $11,714,181   $ 47,076    $14,641,919 $9,507,956 $  (558,420)
 VARIABLE
INSURANCE
 PRODUCTS
 FUND II
-----------------------
  ASSET
 MANAGER
   SUB-
 ACCOUNT      TOTAL
---------- ------------
$  835,511 $187,037,382
    50,140   10,697,110
---------- ------------
   785,371  176,340,272
   971,097  203,203,584
 1,247,559  390,670,172
---------- ------------
   276,461  187,466,588
     4,137    7,251,049
---------- ------------
   280,598  194,717,637
---------- ------------
$1,065,969 $371,057,909
========== ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                  STOCK
                    CAPITAL GROWTH               MONEY MARKET     INDEX                     MID CAP    GROWTH AND    SMALL CAP
                         SUB-       BOND INCOME      SUB-          SUB-        MANAGED       VALUE     INCOME SUB-      SUB-
                       ACCOUNT      SUB-ACCOUNT    ACCOUNT       ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT      ACCOUNT
                    --------------  -----------  ------------  ------------  -----------  -----------  -----------  ------------
 FROM OPERATING
 ACTIVITIES
 Net investment
 income (loss)....        ($51,421)   ($511,944) $  4,011,731   ($1,201,336) $ 1,132,800    ($259,625) $ 1,840,472  $    279,695
 Net realized and
 unrealized gain
 (loss) on
 investments......     (63,417,345)   6,051,041            --   (19,055,274)  (4,022,023)   7,681,205   (7,574,106)    2,781,691
                    --------------  -----------  ------------  ------------  -----------  -----------  -----------  ------------
  Net increase
  (decrease) in
  net assets
  resulting from
  operations......     (63,468,766)   5,539,097     4,011,731   (20,256,610)  (2,889,223)   7,421,580   (5,733,634)    3,061,386
 FROM POLICY-
 RELATED
 TRANSACTIONS
  Net premiums
  transferred from
  New England Life
  Insurance
  Company
  (Note 4)........     134,719,373   12,375,855   236,841,520    39,147,722   10,169,186    6,884,739   17,754,814    22,841,356
 Net transfers
 (to) from other
 sub-accounts.....     (53,936,979)  (1,050,289) (209,452,023)   21,601,786   (1,102,701)      19,759       71,181    37,692,753
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........    (140,732,696) (10,668,357)  (94,509,898)  (28,008,433)  (9,199,841)  (5,138,115)  (2,072,288)  (20,021,929)
                    --------------  -----------  ------------  ------------  -----------  -----------  -----------  ------------
  Net increase in
  net assets
  resulting from
  policy related
  transactions....     (59,950,302)     657,209   (67,120,401)   32,741,075     (133,356)   1,766,383   15,753,707    40,512,180
                    --------------  -----------  ------------  ------------  -----------  -----------  -----------  ------------
 Net increase
 (decrease) in
 net assets.......    (123,419,068)   6,196,306   (63,108,670)   12,484,465   (3,022,579)   9,187,963   10,020,073    43,573,566
 NET ASSETS, AT
 BEGINNING OF THE
 PERIOD...........   1,146,703,380   68,040,407   136,769,883   164,522,069   64,170,231   33,493,352   85,110,312    89,052,664
                    --------------  -----------  ------------  ------------  -----------  -----------  -----------  ------------
 NET ASSETS, AT
 END OF THE
 PERIOD...........  $1,023,284,312  $74,236,713  $ 73,661,213  $177,006,534  $61,147,652  $42,681,315  $95,130,385  $132,626,230
                    ==============  ===========  ============  ============  ===========  ===========  ===========  ============



                        NEW ENGLAND ZENITH FUND
                    -------------------------------------
                       U.S.                    EQUITY
                    GOVERNMENT                 GROWTH
                       SUB-     BALANCED        SUB-
                     ACCOUNT   SUB-ACCOUNT    ACCOUNT
                    ---------- ------------ -------------
 FROM OPERATING
 ACTIVITIES
 Net investment
 income (loss)....   ($7,636)    ($111,693) $  1,325,439
 Net realized and
 unrealized gain
 (loss) on
 investments......     76,668     (359,924)  (52,416,743)
                    ---------- ------------ -------------
  Net increase
  (decrease) in
  net assets
  resulting from
  operations......     69,032     (471,617)  (51,091,304)
 FROM POLICY-
 RELATED
 TRANSACTIONS
  Net premiums
  transferred from
  New England Life
  Insurance
  Company
  (Note 4)........         --    3,706,077    62,510,597
 Net transfers
 (to) from other
 sub-accounts.....   (56,167)     (718,221)   85,404,643
 Net transfers
 (to) from New
 England Life
 Insurance
 Company..........   (16,248)   (2,786,161)  (22,586,575)
                    ---------- ------------ -------------
  Net increase in
  net assets
  resulting from
  policy related
  transactions....   (72,415)      201,695   125,328,665
                    ---------- ------------ -------------
 Net increase
 (decrease) in
 net assets.......    (3,383)     (269,922)   74,237,361
 NET ASSETS, AT
 BEGINNING OF THE
 PERIOD...........    757,310   15,289,368   198,645,578
                    ---------- ------------ -------------
 NET ASSETS, AT
 END OF THE
 PERIOD...........   $753,927  $15,019,446  $272,882,939
                    ========== ============ =============

+ For the period May 1, 2000 (Commencement of Operations) through December 31,
  2000.
++ On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements

                                                                                METROPOLITAN SERIES FUND
------------------------------------------------------------------  ---------------------------------------------------
INTERNATIONAL    VENTURE         BOND                                            LARGE CAP    RUSSELL    INTERNATIONAL+
   MAGNUM         VALUE      OPPORTUNITIES INVESTORS    RESEARCH                  GROWTH+      2000+         STOCK
EQUITY++ SUB-      SUB-          SUB-         SUB-      MANAGERS     MID CAP+       SUB-     INDEX SUB-       SUB-
   ACCOUNT       ACCOUNT        ACCOUNT     ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   ACCOUNT     ACCOUNT       ACCOUNT
-------------  ------------  ------------- ----------  -----------  -----------  ----------  ----------  --------------
$   246,278     ($1,440,887)    ($10,241)    ($12,646)    ($38,697) $ 1,294,505    ($10,822) $  300,710   $   (16,904)
 (3,683,838)     17,721,838       72,318      (21,735)  (1,202,406) (10,889,144) (1,223,110)   (620,960)      640,323
-----------    ------------   ----------   ----------  -----------  -----------  ----------  ----------   -----------
 (3,437,560)     16,280,951       62,077      (34,381)  (1,241,103)  (9,594,639) (1,233,932)   (320,250)      623,419
  3,782,500      43,590,651          --       511,027    1,389,537    2,953,055     672,516     219,502       624,545
(16,563,486)     52,137,520      (76,915)   2,126,907   11,980,716   31,992,287   5,876,190   1,935,622    20,720,805
        --      (42,296,007)     (11,007)    (286,688)  (1,310,787)  (1,496,684)   (818,946)    328,338    (2,581,254)
-----------    ------------   ----------   ----------  -----------  -----------  ----------  ----------   -----------
(12,780,986)     53,432,164      (87,922)   2,351,246   12,059,466   33,448,658   5,729,760   2,483,462    18,764,096
-----------    ------------   ----------   ----------  -----------  -----------  ----------  ----------   -----------
(16,218,546)     69,713,115      (25,845)   2,316,865   10,818,363   23,854,019   4,495,828   2,163,212    19,387,515
 16,218,546     146,470,032    1,061,034      692,838      788,203          --          --          --            --
-----------    ------------   ----------   ----------  -----------  -----------  ----------  ----------   -----------
$       --     $216,183,147   $1,035,189   $3,009,703  $11,606,566  $23,854,019  $4,495,828  $2,163,212   $19,387,515
===========    ============   ==========   ==========  ===========  ===========  ==========  ==========   ===========
                                          VARIABLE
                                          INSURANCE
                                          PRODUCTS
       VARIABLE INSURANCE FUND             FUND II
----------------------------------------------------- ---------------
  EQUITY-
   INCOME       OVERSEAS                    ASSET
    SUB-          SUB-      HIGH INCOME    MANAGER
  ACCOUNT       ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
------------- ------------- ------------ ------------ ---------------
$ 12,340,033  $ 15,049,428  $   903,229  $ 1,356,920  $   36,407,388
    (363,249)  (55,468,507)  (4,826,561)  (2,058,495)   (192,178,336)
------------- ------------- ------------ ------------ ---------------
  11,976,784   (40,419,079)  (3,923,332)    (701,575)   (155,770,948)
  24,790,229    45,688,246    3,195,995    2,631,829     677,000,871
 (10,695,232)   19,044,295      658,505    2,389,044             --
 (21,100,288)   32,597,100   (1,779,533)  (2,869,212)   (377,365,509)
------------- ------------- ------------ ------------ ---------------
  (7,005,291)   97,329,641    2,074,967    2,151,661     299,635,362
------------- ------------- ------------ ------------ ---------------
   4,971,493    56,910,562   (1,848,365)   1,450,086     143,864,414
 152,058,910   126,338,392   13,480,923   11,770,181   2,471,433,613
------------- ------------- ------------ ------------ ---------------
$157,030,403  $183,248,954  $11,632,558  $13,220,267  $2,615,298,027
============= ============= ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                     ----------------------------------------------------------------------------------
                        CAPITAL         BOND          MONEY         STOCK                     MID CAP
                         GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE
                          SUB-          SUB-          SUB-           SUB-         SUB-         SUB-
                        ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT
                     --------------  -----------  -------------  ------------  -----------  -----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $  232,326,333  $ 5,003,403  $   4,444,587  $  3,140,798  $ 9,362,071  $   129,188
 Net realized and
  unrealized gain
  (loss) on
  investments.....      (71,770,491)  (5,707,370)            --    23,667,781   (3,750,911)    (531,819)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      160,555,842     (703,967)     4,444,587    26,808,579    5,611,160     (402,631)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............      142,211,177   13,805,688    214,469,972    29,988,746   10,115,433    7,098,841
 Net transfers
  (to) from other
  sub-accounts....       (3,426,057)   5,993,183   (132,180,032)   28,975,401    3,130,211   (1,928,318)
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........     (127,342,172)  (8,870,541)   (35,295,568)  (21,960,448)  (7,936,560)  (3,985,601)
                     --------------  -----------  -------------  ------------  -----------  -----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...       11,442,948   10,928,330     46,994,372    37,003,699    5,309,084    1,184,922
                     --------------  -----------  -------------  ------------  -----------  -----------
 Net increase
  (decrease) in
  net assets......      171,998,790   10,224,363     51,438,959    63,812,278   10,920,244      782,291
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........      974,704,592   57,816,044     85,330,924   100,709,791   53,249,987   32,711,062
                     --------------  -----------  -------------  ------------  -----------  -----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $1,146,703,382  $68,040,407  $ 136,769,883  $164,522,069  $64,170,231  $33,493,353
                     ==============  ===========  =============  ============  ===========  ===========
                            NEW ENGLAND ZENITH FUND
                     --------------------------------------
                        GROWTH
                         AND          SMALL         U.S.
                        INCOME         CAP       GOVERNMENT
                         SUB-          SUB-         SUB-
                       ACCOUNT       ACCOUNT      ACCOUNT
                     ------------- ------------- ----------
 FROM OPERATING
  ACTIVITIES
 Net investment
  income (loss)...   $ 11,596,165  $   (278,252)  $ 35,715
 Net realized and
  unrealized gain
  (loss) on
  investments.....     (5,083,954)   23,952,330    (73,665)
                     ------------- ------------- ----------
  Net Increase
   (decrease) in
   net assets
   resulting from
   operations.....      6,512,211    23,674,078    (37,950)
 FROM POLICY-
  RELATED
  TRANSACTIONS
 Net premiums
  transferred from
  New England Life
  Insurance
  Company (Note
  4)..............     15,769,644    16,994,060         --
 Net transfers
  (to) from other
  sub-accounts....     14,513,514    (3,433,209)    79,255
 Net transfers
  (to) from New
  England Life
  Insurance
  Company.........    (10,636,850)  (11,981,152)    24,393
                     ------------- ------------- ----------
  Net Increase in
   net assets
   resulting from
   policy related
   transactions...     19,646,308     1,579,699    103,648
                     ------------- ------------- ----------
 Net increase
  (decrease) in
  net assets......     26,158,519    25,253,777     65,698
 NET ASSETS, AT
  BEGINNING OF THE
  PERIOD..........     58,951,793    63,798,887    691,612
                     ------------- ------------- ----------
 NET ASSETS, AT
  END OF THE
  PERIOD..........   $ 85,110,312  $ 89,052,664   $757,310
                     ============= ============= ==========

* For the period April 30, 1999 (Commencement of Operations) through December 31, 1999.

                       See Notes to Financial Statements

-----------------------------------------------------------------------------------------
                           INTERNATIONAL
                EQUITY        MAGNUM       VENTURE         BOND                 RESEARCH
 BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES INVESTORS* MANAGERS*
   SUB-          SUB-          SUB-          SUB-          SUB-         SUB-      SUB-
  ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT     ACCOUNT    ACCOUNT
-----------  ------------  ------------- ------------  ------------- ---------- ---------
$   872,246  $ 25,581,608   $   (58,946) $  2,139,117   $   66,632    $  1,388  $ (1,540)
 (2,439,260)   21,453,452     3,446,309    18,348,101     (106,878)     29,340   103,725
-----------  ------------   -----------  ------------   ----------    --------  --------
 (1,567,014)   47,035,060     3,387,363    20,487,218      (40,246)     30,728   102,185
  4,093,455    31,646,457     3,430,299    32,031,496           --      75,935    86,667
  1,865,860    59,949,102     1,463,742    22,546,367        1,100     684,756   763,549
 (1,579,581)  (30,858,890)   (2,381,414)  (23,867,517)       9,526     (98,581) (164,198)
-----------  ------------   -----------  ------------   ----------    --------  --------
  4,379,734    60,736,669     2,512,627    30,710,346       10,626     662,110   686,018
-----------  ------------   -----------  ------------   ----------    --------  --------
  2,812,720   107,771,729     5,899,990    51,197,564      (29,620)    692,838   788,203
 12,476,648    90,873,849    10,318,556    95,272,468    1,090,654          --        --
-----------  ------------   -----------  ------------   ----------    --------  --------
$15,289,368  $198,645,578   $16,218,546  $146,470,032   $1,061,034    $692,838  $788,203
===========  ============   ===========  ============   ==========    ========  ========
                                          VARIABLE
                                          INSURANCE
         VARIABLE INSURANCE               PRODUCTS
            PRODUCTS FUND                  FUND II
---------------------------------------- ------------ ---------------
  EQUITY-                      HIGH         ASSET
   INCOME       OVERSEAS      INCOME       MANAGER
    SUB-          SUB-         SUB-         SUB-
  ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT        TOTAL
------------- ------------- ------------ ------------ ---------------
$  6,472,830  $  3,064,669  $ 1,060,177  $   638,800  $  305,596,989
   2,224,031    36,725,455     (259,642)     506,400      40,732,934
------------- ------------- ------------ ------------ ---------------
   8,696,861    39,790,124      800,535    1,145,200     346,329,923
  26,649,674    17,254,614    3,727,099    2,393,210     571,842,467
  (2,823,843)    1,086,949    1,354,057    1,384,413              --
 (19,017,183)  (16,067,097)  (2,389,723)  (1,339,833)   (325,738,990)
------------- ------------- ------------ ------------ ---------------
   4,808,648     2,274,466    2,691,433    2,437,790     246,103,477
------------- ------------- ------------ ------------ ---------------
  13,505,509    42,064,590    3,491,968    3,582,990     592,433,400
 138,553,401    84,273,799    9,988,955    8,187,191   1,879,000,213
------------- ------------- ------------ ------------ ---------------
$152,058,910  $126,338,389  $13,480,923  $11,770,181  $2,471,433,613
============= ============= ============ ============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                 NEW ENGLAND ZENITH FUND
                   ------------------------------------------------------------------------------------------------------------
                                                                                                         GROWTH
                      CAPITAL        BOND          MONEY         STOCK                     MID CAP         AND         SMALL
                      GROWTH        INCOME        MARKET         INDEX        MANAGED       VALUE        INCOME         CAP
                       SUB-          SUB-          SUB-           SUB-         SUB-          SUB-         SUB-         SUB-
                      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
FROM OPERATING
 ACTIVITIES
 Net investment
  income (loss)..  $ 130,356,415  $ 4,171,436  $   1,962,505  $  1,090,858  $ 4,624,610  $  8,308,955  $ 4,116,853  $   768,248
 Net realized and
  unrealized gain
  (loss) on
  investments....    130,214,031      319,014             --    20,266,912    4,002,139   (10,535,017)   6,772,686   (1,884,412)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase
  (decrease) in
  net assets
  resulting from
  operations.....    260,570,446    4,490,449      1,962,505    21,357,770    8,626,750    (2,226,063)  10,889,538   (1,116,164)
FROM POLICY-
 RELATED
 TRANSACTIONS
 Net premiums
  transferred
  from New
  England Life
  Insurance
  Company
  (Note 4).......    130,346,621   10,522,040    221,378,611    15,997,005    6,508,238     8,067,127   10,034,046   16,979,803
 Net transfers
  (to) from other
  sub-accounts...     28,412,166    9,220,311   (149,270,654)   22,094,429    6,317,021      (102,089)  15,004,643    9,499,585
 Net transfers to
  New England
  Life Insurance
  Company........   (136,266,249)  (7,932,456)   (21,844,962)  (16,290,249)  (6,742,406)   (4,094,516)  (8,744,105)  (9,074,771)
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net Increase in
  net assets
  resulting from
  policy related
  transactions...     22,492,538   11,809,895     50,262,995    21,801,185    6,082,853     3,870,522   16,294,584   17,404,617
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
 Net increase in
  net assets.....    283,062,984   16,300,344     52,225,500    43,158,955   14,709,603     1,644,459   27,184,123   16,288,452
NET ASSETS, AT
 BEGINNING OF THE
 PERIOD..........    691,641,608   41,515,700     33,105,424    57,550,836   38,540,384    31,066,603   31,767,670   47,510,435
                   -------------  -----------  -------------  ------------  -----------  ------------  -----------  -----------
NET ASSETS, AT
 END OF THE
 PERIOD..........  $ 974,704,592  $57,816,044  $  85,330,924  $100,709,791  $53,249,987  $ 32,711,062  $58,951,793  $63,798,887
                   =============  ===========  =============  ============  ===========  ============  ===========  ===========

                       See Notes to Financial Statements

                                                                                            VARIABLE INSURANCE
                                                                                               PRODUCTS FUND
 -------------------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL
    U.S.                      EQUITY        MAGNUM       VENTURE         BOND        EQUITY-                      HIGH
 GOVERNMENT    BALANCED       GROWTH        EQUITY        VALUE      OPPORTUNITIES    INCOME       OVERSEAS      INCOME
    SUB-         SUB-          SUB-          SUB-          SUB-          SUB-          SUB-          SUB-         SUB-
  ACCOUNT       ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT
 ----------   -----------  ------------  ------------- ------------  ------------- ------------  ------------  -----------
 $  34,649    $   554,190  $  3,146,243   $   202,660  $  2,399,796   $   90,920   $  7,186,371  $  5,543,453  $   996,739
    17,136        401,219    25,372,043       355,856     9,314,386      (43,844)     7,455,548     3,964,503   (1,555,159)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
    51,785        955,409    28,518,286       558,517    11,714,181       47,076     14,641,919     9,507,956     (558,420)
        --      3,185,034    18,566,913     3,131,225    24,165,947           --     26,170,240    17,386,996    2,434,923
   590,096      3,794,185    16,305,214       999,735    23,584,994      612,788      8,474,098       342,473    2,823,884
  (111,452)    (2,333,228)  (14,453,624)   (1,503,958)  (15,609,387)    (156,947)   (18,064,178)  (10,788,946)  (1,891,706)
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   478,644      4,645,991    20,418,503     2,627,002    32,141,554      455,841     16,580,160     6,940,523    3,367,101
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
   530,429      5,601,400    48,936,789     3,185,519    43,855,735      502,917     31,222,080    16,448,479    2,808,682
   161,183      6,875,248    41,937,060     7,133,037    51,416,733      587,737    107,331,321    67,825,320    7,180,273
 ---------    -----------  ------------   -----------  ------------   ----------   ------------  ------------  -----------
 $ 691,612    $12,476,648  $ 90,873,849   $10,318,556  $ 95,272,468   $1,090,654   $138,553,401  $ 84,273,799  $ 9,988,955
 =========    ===========  ============   ===========  ============   ==========   ============  ============  ===========
 VARIABLE
 INSURANCE
 PRODUCTS
  FUND II
------------ ---------------
   ASSET
  MANAGER
   SUB-
  ACCOUNT        TOTAL
------------ ---------------
$   785,371  $  176,340,272
    280,598     194,717,637
------------ ---------------
  1,065,969     371,057,909
  1,626,307     516,501,076
  1,297,121              --
 (1,251,084)   (277,154,223)
------------ ---------------
  1,672,344     239,346,853
------------ ---------------
  2,738,313     610,404,762
  5,448,878   1,268,595,450
------------ ---------------
$ 8,187,191  $1,879,000,212
============ ===============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has twenty-three investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc., the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Metropolitan Series Fund, Inc., the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, Metropolitan Series Fund, Inc., the Variable Insurance Products Fund and the Variable Insurance Products Fund II are open-end management investment companies. The Account purchases or redeems shares of the Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies the charge is assessed daily against Account assets and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash value in the sub-accounts. These deductions, depending on the policy, could include sales load, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. New England Investment Management, LLC. (formerly, TNE Advisers, Inc.), which is an indirect subsidiary of NELICO, Capital Growth Management Limited Partnership ("CGM"), and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

         SERIES                          ADVISER                            SUB-ADVISER
         ------           -------------------------------------- ----------------------------------
Capital Growth..........  CGM
Back Bay Advisors Money
 Market.................  New England Investment Management, LLC Back Bay Advisors, L.P.
Back Bay Advisors Bond
 Income.................  New England Investment Management, LLC Back Bay Advisors, L.P.
Back Bay Advisors
 Managed................  New England Investment Management, LLC Back Bay Advisors, L.P.
Westpeak Stock Index....  New England Investment Management, LLC Westpeak Investment Advisors, L.P.
Westpeak Growth and
 Income.................  New England Investment Management, LLC Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap
 Value..................  New England Investment Management, LLC Harris Associates L.P.
Loomis Sayles Small Cap.  New England Investment Management, LLC Loomis, Sayles & Company, L.P.
Balanced................  New England Investment Management, LLC Wellington Management
                                                                 Company, LLP.
Davis Venture Value.....  New England Investment Management, LLC Davis Selected Advisers, L.P.
Alger Equity Growth.....  New England Investment Management, LLC Fred Alger Management, Inc.
Salomon Brothers          New England Investment Management, LLC Salomon Brothers Asset
 U.S. Government........                                         Management, Inc
Salomon Brothers
 Strategic Bond
 Opportunities..........  New England Investment Management, LLC Salomon Brothers Asset
                                                                 Management, Inc
MFS Investors Series....  New England Investment Management, LLC Massachusetts Financial
                                                                 Services Company
MFS Research Managers     New England Investment Management, LLC Massachusetts Financial
 Series.................                                         Services Company

The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. became the sub-adviser. Harrris Associates became the sub-adviser on May 1, 2000. The Balanced Series' sub-adviser was Loomis Sayles until May 1, 2000, when Wellington Management Company became sub-adviser. The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts.

Metropolitan Life Insurance Company is investment adviser for the Metropolitan Series Fund Portfolios. Putnam Investment Management, Inc. is the sub-investment manager of the Putnam Large Cap Growth Portfolio and the Putnam International Stock Portfolio, and Janus Capital Corporation is the sub-investment manager of the Janus Mid Cap Portfolio.

Fidelity Management & Research Company is the investment adviser for the Variable Insurance Products Fund and Variable Insurance Products Fund II.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2000:

                                                        PURCHASES      SALES
                                                       ------------ ------------
   Capital Growth Series.............................  $242,715,192 $312,493,998
   Back Bay Advisors Money Market Series.............   458,970,898  522,023,525
   Back Bay Advisors Bond Income Series..............    33,718,507   32,582,505
   Back Bay Advisors Managed Series..................    23,705,585   23,913,716
   Westpeak Stock Index Series.......................   109,578,168   75,579,521
   Westpeak Growth and Income Series.................    42,917,526   36,036,620
   Harris Oakmark Mid Cap Value Series...............    17,398,618   14,576,586
   Loomis Sayles Small Cap Series....................    91,092,312   45,552,359
   Balanced Series...................................     9,827,185    9,559,823
   Morgan Stanley International Magnum Equity Series.    14,863,887    8,409,841
   Davis Venture Value Series........................   145,317,819   74,464,177
   Alger Equity Growth Series........................   230,460,443  102,463,838
   Salomon Bothers U.S. Government Series............       764,682      839,432
   Salomon Bothers Strategic Bond Opportunities
    Series...........................................       564,848      666,225
   MFS Investors Series..............................     3,287,762      651,353
   MFS Research Managers Series......................    18,120,610    4,728,732
   Putnam International Stock Portfolio+.............     7,473,945    4,134,522
   Putnam Large Cap Growth Portfolio+................     7,754,619    1,210,616
   Janus Mid Cap Portfolio+..........................    48,013,088   14,740,953
   Russell 2000 Index Portfolio+.....................     3,571,674    1,312,245
   VIP Equity-Income Portfolio.......................    45,105,830   50,758,101
   VIP Overseas Portfolio............................   143,892,059   42,460,218
   VIP High Income Portfolio.........................    10,915,419    8,876,027
   VIP II Asset Manager Portfolio....................     8,496,283    6,146,362

+For the period May 1, 2000 (Commencement of Sub-Account Operations) to December 31, 2000.

8. NET INVESTMENT RETURNS. The following table shows the net investment return of the Sub-Account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown. These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FIXED PREMIUM ("ZENITH LIFE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (3.82)%   53.45%   (6.38)%   14.57%   (7.39)%   37.55%   20.65%   23.05 %   33.63 %   15.30 %    (4.98)%
Bond Income........   7.71 %   17.55%    7.80 %   12.22%   (3.70)%   20.78%    4.24%   10.50 %    8.66 %   (0.81)%     7.77 %
Money Market.......   7.81 %    5.84%    3.43 %    2.61%    3.61 %    5.33%    4.76%    4.97 %    4.90 %    4.60 %     5.85 %
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.48)%   29.98%    6.92 %    9.34%    0.76 %   36.44%   22.04%   32.03 %   27.49 %   19.96 %    (9.36)%
Managed............   2.85 %   19.75%    6.33 %   10.26%   (1.46)%   30.81%   14.62%   26.12 %   19.24 %    9.59 %    (3.72)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.47%   (0.62)%   29.90%   17.20%   16.91 %   (5.79)%    0.00 %    20.01 %
Growth and Income.............................    13.97%   (1.55)%   35.99%   17.68%   33.01 %   24.02 %    8.97 %    (5.48)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity-Income.................................     9.29%    6.69 %   34.62%   13.88%   27.66 %   11.24 %    5.96 %     8.04 %
Overseas......................................    14.57%    1.37 %    9.30%   12.82%   11.17 %   12.36 %   42.13 %   (19.39)%
                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.45)%   28.40%   30.22%   24.42 %   (2.04)%   31.29 %     4.89 %
                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................    (0.58)%   20.18%   13.63%   17.26 %   (4.66)%    7.78 %   (22.74)%
Asset Manager..........................................    (4.41)%   16.55%   14.20%   20.23 %   14.65 %   10.70 %    (4.26)%
                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     24.84%   12.78%   25.19 %   47.27 %   33.66 %   (13.98)%
Balanced........................................................     13.75%   16.50%   15.77 %    8.73 %   (5.39)%    (2.26)%
International Stock**...........................................      3.85%    6.30%   (1.64)%    6.90 %   24.18 %   (10.51)%
Venture Value...................................................     21.64%   25.40%   33.03 %   14.02 %   17.11 %     9.11 %
                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.61 %    (0.49)%
Research Managers...................................................................................       19.52 %    (3.97)%
                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (28.30)%
Russell 2000(R) Index........................................................................................         (6.56)%
Large Cap Growth.............................................................................................        (27.17)%

*  Based on a mortality and expense risk charge at an annual rate of .35%.
** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

SINGLE PREMIUM ("ZENITH LIFE ONE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (3.91)%   53.29%   (6.47)%   14.46%   (7.38)%   37.41%   20.53%   22.92 %   33.49 %   15.18 %    (5.08)%
Bond Income........   7.60 %   17.43%    7.69 %   12.10%   (3.80)%   20.66%    4.14%   10.39 %    8.55 %   (0.91)%     7.66 %
Money Market.......   7.71 %    5.74%    3.33 %    2.51%    3.35 %    5.23%    4.65%    4.87 %    4.79 %    4.49 %     5.75 %

                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.58)%   29.85%    6.81 %    9.23%    0.66 %   36.30%   21.91%   31.90 %   27.36 %   19.84 %    (9.45)%
Managed............   2.75 %   19.63%    6.22 %   10.15%   (1.56)%   30.67%   14.51%   25.99 %   19.12 %    9.48 %    (3.81)%

                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.39%   (0.72)%   29.77%   17.08%   16.80 %   (5.88)%   (0.10)%    19.89 %
Growth and Income.............................    13.90%   (1.65)%   38.85%   17.56%   32.87 %   23.89 %    8.86 %    (5.58)%

                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity Income.................................     9.22%    6.59 %   34.49%   13.77%   27.53 %   11.13 %    5.85 %     7.93 %
Overseas......................................    14.49%    1.27 %    9.19%   12.70%   11.05 %   12.24 %   41.99 %   (19.47)%

                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.52)%   28.27%   30.09%   24.29 %   (2.14)%   31.16 %     4.78 %

                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................    (0.61)%   20.06%   13.52%   17.14 %   (4.76)%    7.67 %   (22.82)%
Asset Manager..........................................    (4.45)%   16.43%   14.09%   20.11 %   14.53 %   10.59 %    (4.36)%

                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     24.76%   12.66%   25.06 %   47.12 %   33.53 %   (14.07)%
Balanced........................................................     13.67%   16.39%   15.66 %    8.62 %   (5.49)%    (2.35)%
International Stock**...........................................      3.79%    6.19%   (1.74)%    6.79 %   24.05 %   (10.60)%
Venture Value...................................................     21.56%   25.27%   32.90 %   13.90 %   16.99 %     9.00 %

                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.54 %    (0.59)%
Research Managers...................................................................................       19.44 %    (4.07)%

                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (28.35)%
Russell 2000(R) Index........................................................................................         (6.62)%
Large Cap Growth ............................................................................................        (27.22)%

*  Based on a mortality and expense risk charge at an annual rate of .45%.
** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE ORDINARY ("ZENITH LIFE PLUS", "ZENITH LIFE PLUS II" AND "ZENITH VARIABLE WHOLE LIFE") AND LIMITED PAYMENT ("ZENITH LIFE EXECUTIVE 65") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (4.06)%   53.06%   (6.61)%   14.28%   (7.62)%   37.21%   20.34%   22.74 %   33.29 %   15.01 %    (5.22)%
Bond Income........   7.44 %   17.25%    7.53 %   11.94%   (3.94)%   20.47%    3.98%   10.23 %    8.39 %   (1.06)%     7.50 %
Money Market.......   7.54 %    5.58%    3.18 %    2.36%    3.35 %    5.07%    4.50%    4.71 %    4.63 %    4.34 %     5.59 %
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.72)%   29.65%    6.65 %    9.07%    0.51 %   36.10%   21.73%   31.70 %   27.17 %   19.66 %    (9.59)%
Managed............   2.59 %   19.45%    6.06 %    9.99%   (1.70)%   30.48%   14.34%   25.81 %   18.94 %    9.31 %    (3.96)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.28%   (0.87)%   29.57%   16.90%   16.62 %   (6.03)%   (0.25)%    19.71 %
Growth and Income.............................    13.78%   (1.80)%   35.65%   17.38%   32.67 %   23.71 %    8.70 %    (5.72)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity-Income.................................     9.11%    6.43 %   34.29%   13.59%   27.34 %   10.96 %    5.69 %     7.77 %
Overseas......................................    14.38%    1.12 %    9.02%   12.53%   10.89 %   12.08 %   41.77 %   (19.59)%
                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.61)%   28.08%   29.90%   24.11 %   (2.28)%   30.96 %     4.62 %
                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................    (0.66)%   19.88%   13.35%   16.96 %   (4.90)%    7.51 %   (22.94)%
Asset Manager..........................................    (4.49)%   16.26%   13.91%   19.93 %   14.36 %   10.43 %    (4.50)%
                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     24.64%   12.49%   24.88 %   46.90 %   33.33 %   (14.20)%
Balanced........................................................     13.56%   16.21%   15.48 %    8.46 %   (5.63)%    (2.50)%
International Stock**...........................................      3.68%    6.03%   (1.89)%    6.63 %   23.87 %   (10.73)%
Venture Value...................................................     21.44%   25.08%   32.70 %   13.73 %   16.81 %     8.83 %
                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.44 %    (0.74)%
Research Managers...................................................................................       19.32 %    (4.21)%
                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (28.03)%
Russell 2000(R) Index........................................................................................         (6.72)%
Large Cap Growth.............................................................................................        (27.29)%

* Based on a mortality and expense risk charge at an annual rate of .60%.
** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE SURVIVORSHIP ("ZENITH SURVIVORSHIP LIFE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (4.35)%   52.61%   (6.90)%   13.94%   (7.90)%   36.80%   19.98%   22.37%    32.89 %   14.67 %    (5.50)%
Bond Income........   7.11 %   16.90%    7.21 %   11.60%   (4.23)%   20.12%    3.67%    9.90%     8.07 %   (1.36)%     7.18 %
Money Market.......   7.22 %    5.26%    2.87 %    2.05%    3.04 %    4.75%    4.18%    4.39%     4.32 %    4.03 %     5.27 %
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (5.01)%   29.27%    6.33 %    8.74%    0.21 %   35.69%   21.36%   31.31%    26.79 %   19.30 %    (9.86)%
Managed............   2.28 %   19.10%    5.74 %    9.69%   (2.00)%   30.09%   13.99%   25.43%    18.58 %    8.98 %    (4.24)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.05%   (1.16)%   29.19%   16.55%   16.27%    (6.31)%   (0.55)%    19.36 %
Growth and Income.............................    13.55%   (2.09)%   35.25%   17.03%   32.28%    23.34 %    8.37 %    (6.00)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity-Income.................................     8.89%    6.11 %   33.89%   13.25%   26.96%    10.63 %    5.38 %     7.45 %
Overseas......................................    14.15%    0.82 %    8.70%   12.19%   10.56%    11.74 %   41.35 %   (19.83)%
                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.80)%   27.69%   29.50%   23.73%    (2.58)%   30.57 %     4.31 %
                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................    (0.76)%   19.53%   13.00%   16.61%    (5.19)%    7.19 %   (23.17)%
Asset Manager..........................................    (4.59)%   15.91%   13.57%   19.57%    14.02 %   10.10 %    (4.79)%
                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     24.39%   12.15%   24.50 %   46.46 %   32.93 %   (14.45)%
Balanced........................................................     13.33%   15.86%   15.14 %    8.13 %   (5.91)%    (2.79)%
International Stock**...........................................      3.48%    5.71%   (2.18)%    6.31 %   23.50 %   (11.00)%
Venture Value...................................................     21.20%   24.71%   32.30 %   13.39 %   16.47 %     8.51 %
                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.23 %    (1.04)%
Research Managers...................................................................................       19.08 %    (4.50)%
                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (28.17)%
Russell 2000(R) Index........................................................................................         (6.90)%
Large Cap Growth.............................................................................................        (27.44)%

* Based on a mortality and expense risk charge at an annual rate of .90%. Certain Zenith Survivorship Life Policies currently have a mortality and expense risk charge at an annual rate of .75%.
** On December 1, 2000 The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH FLEXIBLE LIFE") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (5.73)%   52.83%   (6.75)%   14.11%   (7.76)%   37.00%   20.16%   22.56 %   33.09 %   14.84 %    (5.36)%
Bond Income........   7.28 %   17.08%    7.37 %   11.77%   (4.08)%   20.29%    3.82%   10.06 %    8.23 %   (1.21)%     7.34 %
Money Market.......   7.38 %    5.42%    3.02 %    2.20%    3.20 %    4.91%    4.34%    4.55 %    4.48 %    4.18 %     5.43 %

                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.86)%   29.46%    6.49 %    8.90%    0.36 %   35.90%   21.55%   31.51 %   26.98 %   19.48 %    (9.72)%
Managed............   2.44 %   19.28%    5.90 %    9.82%   (1.85)%   30.28%   14.16%   25.62 %   18.76 %    9.15 %    (4.10)%

                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.16%   (1.01)%   29.38%   16.72%   16.45 %   (6.17)%   (0.40)%    19.54 %
Growth and Income.............................    13.67%   (1.94)%   35.45%   17.21%   32.47 %   23.52 %    8.53 %    (5.86)%

                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity-Income.................................     9.00%    6.27 %   34.09%   13.42%   27.15 %   10.79 %    5.54 %     7.61 %
Overseas......................................    14.26%    0.97 %    8.86%   12.36%   10.72 %   11.91 %   41.56 %   (19.71)%

                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.71)%   27.88%   29.70%   23.92 %   (2.43)%   30.77 %     4.47 %

                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................    (0.71)%   19.71%   13.17%   16.79 %   (5.04)%    7.35 %   (23.05)%
Asset Manager..........................................    (4.54)%   16.08%   13.74%   19.75 %   14.19 %   10.26 %    (4.64)%

                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     24.51%   12.32%   24.69 %   46.68 %   33.13 %   (14.33)%
Balanced........................................................     13.44%   16.03%   15.31 %    8.29 %   (5.77)%    (2.64)%
International Stock**...........................................      3.58%    5.87%   (2.04)%    6.47 %   23.68 %   (10.87)%
Venture Value...................................................     21.32%   24.89%   32.50 %   13.56 %   16.64 %     8.67 %

                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.34 %    (0.89)%
Research Managers...................................................................................       19.20 %    (4.35)%

                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (28.10)%
Russell 2000(R) Index........................................................................................         (6.81)%
Large Cap Growth ............................................................................................        (27.36)%

* Based on a mortality and expense risk charge at an annual rate of .75%. Certain Zenith Flexible Life Policies currently have a mortality and expense risk charge at an annual rate of .60%.
** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FLEXIBLE PREMIUM ("ZENITH EXECUTIVE ADVANTAGE PLUS", "ZENITH EXECUTIVE ADVANTAGE 2000" AND "ZENITH SURVIVORSHIP LIFE PLUS") POLICIES

                                                NET INVESTMENT RETURN OF THE SUB-ACCOUNTS*
                    --------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Capital Growth.....  (3.48)%   53.98%   (6.05)%   14.97%   (7.07)%   38.03%   21.07%   23.48 %   34.09 %   15.70 %    (4.65)%
Bond Income........   8.09 %   17.96%    8.18 %   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%     8.15 %
Money Market.......   8.19 %    6.21%    3.80 %    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %     6.22 %

                    1/1/90-   1/1/91-  1/1/92-   1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92  12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- --------  -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.14)%   30.43%    7.30 %    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %    (9.04)%
Managed............   3.21 %   20.17%    6.70 %   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %    (3.38)%

                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................    14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %    20.43 %
Growth and Income.............................    14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %    (5.15)%
                                                 4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                      12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                      -------- --------  -------- -------- --------  --------  --------  --------
Equity-Income.................................     9.55%    6.93 %   35.90%   13.75%   28.11 %   11.63 %    6.33 %     8.42 %
Overseas......................................    14.84%    1.21 %   11.02%   12.43%   11.56 %   12.75 %   42.63 %   (19.11)%
                                                          5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................    (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %     5.25 %
                                                          8/31/94-  1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                               12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                               --------  -------- -------- --------  --------  --------  --------
High Income............................................     (.37)%   20.79%   13.75%   17.67 %   (4.33)%    8.15 %   (22.47)%
Asset Manager..........................................    (4.65)%   17.68%   14.31%   20.65 %   15.05 %   11.09 %    (3.93)%
                                                                    5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                         12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                         -------- -------- --------  --------  --------  --------
Equity Growth...................................................     25.13%   13.17%   25.63 %   47.78 %   34.13 %   (13.68)%
Balanced........................................................     14.01%   16.91%   16.18 %    9.11 %   (5.06)%    (1.91)%
International Stock**...........................................      4.01%    6.67%   (1.30)%    7.27 %   24.61 %   (10.20)%
Venture Value...................................................     21.92%   25.84%   33.50 %   14.41 %   17.52 %     9.49 %
                                                                                                          4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                               12/31/99  12/31/00
-----------                                                                                               --------  --------
Investors...........................................................................................        2.85 %    (0.15)%
Research Managers...................................................................................       19.80 %    (3.64)%
                                                                                                                    5/1/00-
SUB-ACCOUNT                                                                                                         12/31/00
-----------                                                                                                         --------
Mid Cap......................................................................................................        (27.74)%
Russell 2000(R) Index........................................................................................         (6.35)%
Large Cap Growth.............................................................................................        (27.00)%

* For the flexible premium ("Zenith Executive Advantage Plus", "Zenith Executive Advantage 2000", and "Zenith Survivorship Life Plus") policies the mortality and expense risk charges are not charged daily against the sub-account assets but are deducted from the policy cash values monthly.

** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the performance of the Morgan Stanley International Magnum Equity Series.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

MODIFIED SINGLE PREMIUM ("AMERICAN GATEWAY") POLICIES

                                               NET INVESTMENT RETURN OF THE SUB-ACCOUNTS *
                    -------------------------------------------------------------------------------------------------------
                    1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- -------- -------- --------  -------- -------- --------  --------  --------  --------
Bond Income........   8.09 %   17.96%    8.18%   12.61%   (3.36)%   21.20%    4.61%   10.89 %    9.04 %   (0.47)%    8.15 %
Money Market.......   8.19 %    6.21%    3.80%    2.97%    3.97 %    5.70%    5.13%    5.34 %    5.26 %    4.97 %    6.22 %
                    1/1/90-   1/1/91-  1/1/92-  1/1/93-  1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT         12/31/90  12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------         --------  -------- -------- -------- --------  -------- -------- --------  --------  --------  --------
Stock Index........  (4.14)%   30.43%    7.30%    9.72%    1.12 %   36.92%   22.47%   32.50 %   27.93 %   20.38 %   (9.04)%
Managed............   3.21 %   20.17%    6.70%   10.65%   (1.11)%   31.26%   15.03%   26.56 %   19.65 %    9.97 %   (3.38)%
                                                4/30/93- 1/1/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                     12/31/93 12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                     -------- --------  -------- -------- --------  --------  --------  --------
Mid Cap Value.................................   14.74%   (0.27)%   30.35%   17.61%   17.32 %   (5.46)%    0.35 %   20.43 %
Growth and Income.............................   14.24%   (1.21)%   36.47%   18.10%   33.47 %   24.45 %    9.35 %   (5.15)%
                                                         5/2/94-   1/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                              12/31/94  12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                              --------  -------- -------- --------  --------  --------  --------
Small Cap..............................................   (3.23)%   28.84%   30.68%   24.85 %   (1.69)%   31.75 %    5.25 %
                                                                   5/1/95-  1/1/96-  1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                        12/31/95 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                        -------- -------- --------  --------  --------  --------
Equity Growth...................................................    25.13%   13.17%   25.63 %   47.78 %   34.13 %  (13.68)%
Balanced........................................................    14.01%   16.91%   16.18 %    9.11 %   (5.06)%   (1.91)%
International Stock**...........................................     4.01%    6.67%   (1.30)%    7.27 %   24.61 %  (10.20)%
Venture Value...................................................    21.92%   25.84%   33.50 %   14.41 %   17.52 %    9.49 %
                                                                            6/28/96- 1/1/97-   1/1/98-   1/1/99-   1/1/00-
SUB-ACCOUNT                                                                 12/31/96 12/31/97  12/31/98  12/31/99  12/31/00
-----------                                                                 -------- --------  --------  --------  --------
U.S. Government..........................................................     4.55%    8.47 %    7.61 %    0.17 %   10.45 %
Strategic Bond Opportunities.............................................     8.46%   11.07 %    2.04 %    1.44 %    7.22 %
                                                                                                         4/30/99-  1/1/00-
SUB-ACCOUNT                                                                                              12/31/99  12/31/00
-----------                                                                                              --------  --------
Investors...........................................................................................       2.85 %   (0.15)%
Research Managers...................................................................................      19.80 %   (3.64)%
                                                                                                                   5/1/00-
SUB-ACCOUNT                                                                                                        12/31/00
-----------                                                                                                        --------
Large Cap Growth....................................................................................               (27.00)%

The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

* For the modified single premium ("American Gateway") policies the mortality and expense risk charge is not charged daily against the sub-account assets but is deducted from the policy cash values monthly.

** On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts. Values on or before 12/1/00 reflect the perfomance of the Morgan Stanley International Magnum Equity Series.

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NEW ENGLAND LIFE INSURANCE COMPANY
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EQUAL OPPORTUNITY EMPLOYER M/F
(C) 2001 NEW ENGLAND LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This booklet has been prepared for variable contract owners of New England Life Insurance Company, Boston, MA.


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